Note 6 - Furniture and Equipment - Summary of Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, gross		$ 68,909	$ 65,950
Less: accumulated depreciation		50,338	40,214
Furniture and equipment, net	$ 18,411	18,571	25,736
Machinery and Equipment [Member]
Property, plant and equipment, gross		16,089	14,764
Office Furniture [Member]
Property, plant and equipment, gross		$ 52,820	$ 51,186